RBC FUNDS TRUST

RBC Emerging Markets Equity Fund

RBC Emerging Markets ex-China Equity Fund

RBC Emerging Markets Value Equity Fund

RBC Global Opportunities Fund

RBC China Equity Fund

RBC International Equity Fund

RBC International Small Cap Equity Fund

RBC BlueBay Short Duration Fixed Income Fund

RBC BlueBay Ultra-Short Fixed Income Fund

Supplement dated October 24, 2025 to the Statement of Additional Information (the “SAI”) dated July 28, 2025, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective October 24, 2025, the table and footnotes under the section entitled “Management - Executive Officers” of the SAI are hereby deleted in their entirety and replaced with the following:

Executive Officers

Name, Age and Address(1)	Position, Term of Office(2) and Length of Time Served With the Trust	Principal Occupation(s) During Past 5 Years
David Eikenberg (56)	President and Chief Executive Officer since October 2022	President and Chief Executive Officer, RBC Funds (2022 to present); Head of Intermediary Sales at RBC Global Asset Management (U.S.) Inc., (March 2018 to present)
Christina M. Weber (57)	Chief Compliance Officer since December 2012 and Assistant Secretary since October 2025	Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (June 2018 to present); Chief Compliance Officer, RBC Funds (2012 to present); Secretary, RBC Funds (2017 to 2025)
Kathleen A. Hegna (58)	Chief Financial Officer since May 2009 and Treasurer since March 2014	Head, U.S. Fund Operations, RBC Global Asset Management (U.S.) Inc. (2022 to present); Chief Financial Officer, RBC Funds (2009 to present); Associate Vice President and Director, Mutual Fund Services, RBC Global Asset Management (U.S.) Inc. (2009 to 2022)
Tara Tilbury (51)	Secretary since October 2025	Managing Counsel, RBC Global Asset Management (U.S.) Inc. (2018 to present); Secretary, RBC Funds (2025 to present) Assistant Secretary, RBC Funds (2022 to 2025)
Jennifer Teal (55)	Assistant Secretary since October 2025	Assistant Secretary, RBC Funds (2025 to present); Manager, Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2019 to present)

Name, Age and Address(1)	Position, Term of Office(2) and Length of Time Served With the Trust	Principal Occupation(s) During Past 5 Years
Maren Fleming (42)	Assistant Secretary since October 2025	Assistant Secretary, RBC Funds (2025 to present); Associate Director, Compliance, RBC Global Asset Management (U.S.) Inc. (2018 to present)
Patrick Engel (31)	Assistant Treasurer since October 2025	Assistant Treasurer, RBC Funds (2025 to present); Senior Financial Analyst – Mutual Funds, RBC Global Asset Management (U.S.) Inc. (2022 to present); Senior Portfolio Administrator, RBC Global Asset Management (U.S.) Inc. (2020 to 2022)

(1)

The address of each Trustee/Officer except David Eikenberg is 250 Nicollet Mall, Suite 1550, Minneapolis, Minnesota 55401. The address of David Eikenberg is 225 Franklin Street, Boston, Massachusetts 02110.

(2)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.